INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets:
Cost and expense accruals	$ 2,214,987	$ 1,352,773
Revenue recognition	714,122	401,436
Less: valuation allowance	(2,929,109)	(1,754,209)
Non-current deferred tax assets:
Depreciation and amortization	28,713	92,195
Net operating loss carry forwards	13,648,618	22,017,057
Less: valuation allowance	$ (13,677,331)	$ (22,109,252)